Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2015
Accrued Warranty Expenses

(18) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2013, 2014 and 2015 were summarized as follows:

	Yen (Millions)
	2013	2014	2015
Balance at beginning of year	¥2,129	1,889	1,589
Addition	3,172	2,319	2,592
Reduction	(3,474)	(2,667)	(2,735)
Translation adjustments	62	48	79

Balance at end of year	¥1,889	1,589	1,525